--------------------------------------------------------------------------------

PC&J PRESERVATION FUND

Semi-Annual Report
to Shareholders
June 30, 2002

--------------------------------------------------------------------------------









                           The PC&J Preservation Fund is a registered investment
                  company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2002 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.





                                  James Johnson
                                    Secretary




                                Kathleen Carlson
                                    Treasurer

PC&J PRESERVATION FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2001, 2000, 1999, and 1998 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2002 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

---------------------------------------------------------------------------------------------------------------------------

Selected Data for Each Share of Capital                2002           2001          2000          1999           1998
Stock Outstanding Throughout the Period            (Unaudited)
                                                  -------------------------------------------------------------------------

Net asset value-beginning of period                   $10.96          $10.88        $10.54        $11.37         $11.14
                                                  --------------- ------------- ---------------------------- --------------

Income from investment operations:
     Net investment income                              0.26            0.62          0.63          0.61           0.57
     Net realized and unrealized
       gain (loss) on securities                        0.08            0.06          0.35         (0.76)          0.36
                                                  --------------- ------------- ---------------------------- --------------
Total from investment operations                        0.34            0.68          0.98         (0.15)          0.93
                                                  --------------- ------------- ---------------------------- --------------

Less dividends:
     From net investment income                        (0.00)          (0.60)        (0.63)        (0.61)         (0.57)
     From net realized gain
          on investments                               (0.00)          (0.00)        (0.00)        (0.07)         (0.13)
       From return of capital                                                        (0.01)
                                                  --------------- ------------- ---------------------------- --------------
Total dividends                                        (0.00)          (0.60)        (0.64)        (0.68)         (0.70)
                                                  --------------- ------------- ---------------------------- --------------

Net asset value-end of period                         $11.30          $10.96        $10.88        $10.54         $11.37
                                                  =============== ============= ============================ ==============

Total return                                           3.10%            6.25%         9.35%        (1.32%)         8.35%

Ratios to average net assets
     Expenses                                          0.99%*           1.00%         1.00%         1.00%          1.00%
     Net investment income                             4.79%*           5.31%         5.40%         5.37%          5.25%

Portfolio turnover rate                               20.23%*          46.56%        35.10%        36.25%         44.50%

Net assets at end of period (000's)                   $18,924         $18,440       $18,839       $19,684        $19,852









* Annualized

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2002
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS:

Maturity of less than 1 year -                           13.3%
     U.S. Treasury Notes,
         6.250%, due 8-31-02                                            0.25             2,500,000       $  2,518,750

                                                                                                       ----------------

Maturity of 5 - 10 years:                                12.3
     Federal Natl. Mtg. Assn.,
         7.500%, due 7-25-07                                            5.00               290,000            305,769
     Federal Home Ln. Bks. Step Up Notes,
         4.250%, due 12-21-09                                           7.50             1,600,000          1,605,052
     Federal Natl. Mtg. Assn.,
         7.550%, due 8-04-10                                            1.25               400,000            422,250
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            2,333,071

                                                                                                       ----------------
                                                    -------------                                      ----------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $4,820,973)                                   25.6                                              $4,851,821

                                                    -------------                                      ----------------



U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year -                            2.7
     First Chicago Corp,
         Notes, 7.625%, due 1-15-03                                     0.50               500,000       $    514,411

                                                                                                       ----------------


Maturity of 1 - 5 years:                                   6.9
     Salomon Smith Barney Inc.
         Notes, 4.000%, due 9-30-03                                     1.25               250,000            253,513
     Lehman Brothers Holdings Inc.
         Notes, 7.250%, due 10-15-03                                    1.25               500,000            526,596
     General Motors Corp.
         Notes, 7.625%, due 6-15-04                                     2.00               500,000            528,984
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            1,309,093

                                                                                                       ----------------

Maturity of 10 - 25 years - 6.8 Ford Motor Credit Co.
         Notes, 7.125%, due 7-16-12                                    10.00               750,000            750,990
     Texaco Capital Inc..
         Notes, 8.000%, due 12-29-22                                   20.50               500,000            534,658
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            1,285,648

                                                                                                       ----------------
                                                    -------------

TOTAL U.S. CORPORATE OBLIGATIONS
     (Cost $3,064,015)                                    16.4%                                            $3,109,152

                                                    -------------                                      ----------------
                                                    -------------

PC&J PRESERVATION FUND

JUNE 30, 2002
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL OBLIGATIONS:


Maturity of less than 1 year -                            2.7%
     Ohio Development Assistance Taxable
         Bonds, 6.820%, due 4-01-03                                      .75               500,000      $     515,295

                                                                                                       ----------------



Maturity of 1 - 5 years:                                  4.3

     Philadelphia, PA Industrial Dev. Taxable
         Bonds, 6.488%, due 06-15-04                                    2.00               271,005            282,105
     Rome, NY Hsg. Dev. Taxable Bonds,
         6.500%, due 1-01-05                                            2.50               145,000            147,377
     Cleveland, OH Airport Taxable Bonds,
         6.490%, due 1-01-06                                            3.50               365,000            385,060
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                              814,542

                                                                                                       ----------------
                                                                                                       ----------------


Maturity of 5 - 10 years:                                17.8

     Chicago Heights, IL GO Taxable
         Bonds, 7.350%, due 12-01-07                                    5.50               170,000            190,308
     Minneapolis MN Cmty. Dev. Taxable
         Bonds, 10.400%, due 12-01-07                                   5.50               500,000            515,500
     Oklahoma City, OK Airport Taxable
         Bonds, 6.950%, due 7-01-08                                     6.00               475,000            500,935
     Dayton, OH Hsg. Impr. Taxable
         Bonds, 6.250%, due 11-01-08                                    6.25               140,000            144,789
     Scranton, PA U.S. Govt. Gtd. Taxable
         Notes, 7.720%, due 8-01-09                                     7.00               285,000            286,234
     Texas State Water Fin. Asst. Taxable
         Bonds, 6.550%, due 8-01-09                                     7.00               400,000            411,680
     Dayton, OH Econ. Dev. Taxable
         Bonds, 6.380%, due 12-01-09                                    7.50               500,000            538,485
     Baltimore, MD Taxable
         Bonds, 8.400%, due 7-01-11                                     9.00               475,000            484,714
     Pima County, AZ  Indl. Taxable
         Bonds, 9.000%, due 4-01-12                                     9.75               285,000            290,700
                                                                                                       ----------------

                                                                                                         $  3,363,345

                                                                                                       ----------------
                                                                                                       ----------------







See notes to financial statements.

PC&J PRESERVATION FUND

JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

Maturity of 10 - 20 years:                               23.3%
     Mississippi State GO Taxable
         Bonds, 6.750%, due 11-01-12                                   10.25               300,000      $     317,970
     Denver, CO School Dist. Taxable Bonds,
         6.940%, due 12-15-12                                          10.50               500,000            544,640
     St. Cloud, MN Taxable Bonds,
         6.700%, due 02-01-13                                          10.50                70,000             70,000
     Dayton, OH Taxable Bonds,
         6.500%, due 11-01-13                                          11.25               250,000            259,365
     Sacramento CA Redev. Agency Taxable
         Bonds, 6.375%, due 11-01-13                                   11.25               200,000            209,028
     North Carolina St. Univ. Raleigh Taxable
         Bonds, 8.200%, due 12-15-13                                   11.50               200,000            209,466
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-14                                          11.75               135,000            148,362
     Baltimore MD Ec. Dev. Lease Taxable
         Bonds, 9.500%, due 08-01-14                                   12.00               625,000            672,581
     Jackson Cnty., MS GO Taxable Bonds,
         8.250%, due 03-01-15                                          12.75               210,000            230,786
     Ohio State Taxable Bonds,
         7.600%, due 10-01-16                                          14.25               750,000            830,843
     Palmdale, CA Redev. Taxable Bonds,
         7.900%, due 09-01-17                                          15.25               225,000            256,514
     California Hsg. Finance Rev. Taxable
         Bonds, 7.200%, due 08-01-19                                   17.00                85,000             85,405
     Connecticut St. Dev Auth. Rev. Taxable
         Bonds, 8.750%, due 10-15-19                                   17.25               500,000            561,700
                                                                                                       ----------------
                                                                                                       ----------------

                                                                                                            4,396,660

                                                                                                       ----------------

Maturity of 20 - 30 years:                                2.9

     Broward Cnty. FL Professional Taxable
         Bonds, 8.110%, due 9-01-28                                    26.25               500,000            552,540

                                                    -------------                                      ----------------
                                                    -------------                                      ----------------


TOTAL TAXABLE MUNICIPAL
     OBLIGATIONS (Cost $9,432,027)                       51.0%                                           $  9,642,382

                                                    -------------                                      ----------------









See notes to financial statements.

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2001
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                      PERCENT         YEARS
                                                       OF NET           TO           PRINCIPAL             MARKET
SECURITY (Note A)                                      ASSETS        MATURITY         AMOUNT                VALUE
-----------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
     AGENCY, U.S. CORPORATE AND
      TAXABLE MUNICIPAL OBLIGATIONS
     (Cost $17,317,015)                                   93.0%                                           $17,603,355

                                                    -------------                                      ----------------
                                                    -------------


SHORT-TERM OBLIGATIONS                                     5.7
     Firstar Treasury Fund                                                                                     79,132
     Firstar Federal Prime Obligations Fund                                                                 1,000,000
                                                                                                       ----------------

TOTAL SHORT-TERM OBLIGATIONS
     (Cost $1,079,132)                                                                                      1,079,132

                                                    -------------                                      ----------------


TOTAL INVESTMENTS
     (Cost $18,396,147)(1)                                98.7%                                           $18,682,487

                                                    =============                                      ================




























(1)Represents cost for federal income tax purposes
and differs from value by net unrealized
depreciation.               (See Note D)

See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------


ASSETS:
Investments in securities, at market value                                                                $18,682,487
         (Cost basis - $18,396,147) (Notes A& D)
Receivables - Interest                                                                                        307,659
Receivables - Fund shares sold                                                                                    600
                                                                                                       ----------------

Total assets                                                                                               18,990,746

LIABILITIES:
Accrued expenses (Note B)                                                                                     (15,394)
Payables - Fund shares redeemed                                                                               (51,494)
                                                                                                       ----------------
                                                                                                       ----------------

Total liabilities                                                                                             (66,888)

                                                                                                       ----------------
                                                                                                       ----------------

NET ASSETS                                                                                                $18,923,858

                                                                                                       ================


SHARES OUTSTANDING (Unlimited authorization - no par value):
         Beginning of year                                                                                  1,682,350
         Net (decrease)  (Note C)                                                                              (7,019)
                                                                                                       ----------------

         End of period                                                                                      1,675,331

                                                                                                       ================




NET ASSET VALUE, offering price and redemption price per share                                               $11.30

                                                                                                       ================


NET ASSETS CONSIST OF:
         Paid in capital                                                                                  $18,330,380
         Net unrealized appreciation on investments                                                           286,340
         Undistributed net investment income                                                                  470,831
         Accumulated net realized (loss) on investments                                                      (163,693)
                                                                                                       ----------------

         Net Assets                                                                                       $18,923,858

                                                                                                       ================















See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME - Interest (Note A):                                                                  $     534,541

                                                                                                       ----------------

EXPENSES (Note B):
         Investment advisory fee                                                                               45,820
         Management fee                                                                                        45,819
                                                                                                       ----------------

Total expenses                                                                                                 91,639

                                                                                                       ----------------

NET INVESTMENT INCOME                                                                                         442,902

                                                                                                       ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
         Change in net realized gain (loss) on investments                                                     (1,311)
         Change in unrealized appreciation (depreciation) of investments                                      117,285
                                                                                                       ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                        115,974

                                                                                                       ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                              $     558,876

                                                                                                       ================































See notes to financial statements.

PC&J PRESERVATION FUND

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------

                                                                        For the Six Months             For the Year
                                                                                 Ended                      Ended
                                                                           June 30, 2002          December 31,2001
                                                                             (Unaudited)
                                                                           --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
         Net investment income                                               $    442,902           $     988,941
         Change in net realized gain (loss) on investments                         (1,311)                 22,673
         Change in unrealized appreciation (depreciation) of
investments                                                                       117,285                 127,051
                                                                           ----------------        ----------------

Net increase (decrease) in net assets from operations                             558,876               1,138,665

DIVIDENDS TO SHAREHOLDERS:
         Dividends from net investment income                                           0                (961,012)
         Dividends from net realized gain on investments                                0                       0
                                                                           ----------------        ----------------
                                                                           ----------------        ----------------

Net (decrease) in assets from dividends to shareholders                                 0                (961,012)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE                    (74,994)               (576,219)
TRANSACTIONS (Note C)
                                                                           ----------------        ----------------

Total increase (decrease) in net assets                                           483,882                (398,566)

NET ASSETS:
         Beginning of period                                                   18,439,976              18,838,542
                                                                           ----------------        ----------------

         End of period                                                        $18,923,858             $18,439,976

                                                                           ================        ================
























See notes to financial statements.

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service. All other securities are valued using a matrix methodology, which involves approximating the yield-to-maturity of similar securities traded on a national exchange. When prices cannot be readily estimated, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $162,382, which can be carried forward through 2008.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by Federal Income Tax regulations. Realized gains and losses on sales are determined using the first-in, first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the "Advisor"), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $45,820 for the six months ended June 30, 2002.

     The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $45,819 for the six months ended June 30, 2002.

     Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

 PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)

---------------------------------------------------------------------------------------------------------------------

C. CAPITAL SHARE TRANSACTIONS                   For the Six Months Ending                For the Year Ending
                                                      June 30, 2002                       December 31, 2001
                                                       (Unaudited)
                                            -------------------------------------------------------------------------

    Shares sold                                    92,222        $  1,025,511            25,218        $    283,545
    Shares issued in reinvestment of                    0                   0            87,683
      dividends                                                                                             961,012
                                               ------------    ----------------      -------------   ----------------
                                                               ----------------      -------------   ----------------
                                                   92,222           1,025,511           112,901           1,244,557
    Shares redeemed                               (99,241)         (1,100,505)         (162,171)         (1,820,776)
                                               ------------    ----------------      -------------   ----------------
                                                                                     -------------   ----------------

    Net increase (decrease)                        (7,019)        $   (74,994)          (49,270)        $  (576,219)
                                               ============    ================      =============   ================


D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2002, aggregated $2,226,739 and $745,000, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2002, aggregated $2,327,859 and $3,000,000, respectively.

     At June 30, 2002, gross unrealized appreciation on investments was $330,407 and gross unrealized depreciation on investments was$44,067 for a net unrealized appreciation of $286,340 for financial reporting and federal income tax purposes.



E. ADOPTION OF NEW ACCOUNTING PRINCIPLE

     The Fund began amortizing discounts on debt securities effective January 1, 2001, as required by the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised. Prior to this date, the Fund did not amortize discounts on debt securities as an adjustment of interest income, except at maturity or sale. Based on securities held as of December 31, 2001, the Fund amortized $27,929 with no impact on the total net assets of the Fund, but resulted in a $27,929 increase to cost of securities and a corresponding $27,929 decrease in net unrealized appreciation.

















PC&J PRESERVATION FUND


FUND DIRECTORS DISCLOSURE

The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The names of the executive officers and Trustees of the Fund are shown in the table below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk.


                                         Position Held                   Principal Occupation(s)
Name, Address and Age                    _With Fund                      During Past Five Years
---------------------                     -----------                    ----------------------

*Leslie O. Parker III(1)                 President and                   Chairman of Adviser
300 Old Post Office                      Trustee since 1985
120 West Third Street
 Dayton, Ohio  45402
 Year of Birth: 1940

*Kathleen A. Carlson, CFA(1)             Treasurer and                   President and Treasurer
300 Old Post Office                      Trustee since 1985              of Adviser
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1955

*James M. Johnson, CFA(1)                Secretary and                   Secretary of Adviser
300 Old Post Office                      Trustee since
120 West Third Street                    1985
 Dayton, Ohio 45402
 Year of Birth: 1952

Donald N. Lorenz                         Trustee since 1987              Retired since December 1998;
26 Misty Morning Drive                                                   from December 1980 to
Hilton Head Island, S.C. 29926                                           December 1998, Vice
Year of Birth: 1935                                                      President-Finance and
                                                                         Treasurer, Price Brothers
                                                                         Company (concrete pipe products)

Thomas H. Rodgers                        Trustee since 1989              Since July, 1986, Vice
World Headquarters Blvd.                                                 President-General Counsel
Troy, Ohio 45373                                                         and Secretary, Premark
Year of Birth: 1944                                                      International, Inc. Food
                                                                         Equipment Group


 (1) The Fund's President, Treasurer and Secretary are Directors and the President, Treasurer and Secretary, respectively, of the Adviser and own in the aggregate a controlling interest in the Adviser.


Each of the foregoing Trustees is also a Trustee of the PC&J Performance Fund. All Trustees serve one-year terms, voted annually at the December board meeting, for the year following.